INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
INTANGIBLE ASSETS (Details) [Line Items]
Amortization of intangible assets	$ 391	$ 227	$ 781	$ 438	$ 1,231	$ 581
Asset impairment charges					0	0
Herbal Brands [Member]
INTANGIBLE ASSETS (Details) [Line Items]
Finite-lived intangible assets acquired						$ 7,091
GNC Holdings, Inc. [Member]
INTANGIBLE ASSETS (Details) [Line Items]
Inventory reserve		$ 86		$ 86
Licenses [Member[
INTANGIBLE ASSETS (Details) [Line Items]
Indefinite-lived intangible assets acquired	$ 19,000		$ 19,000		$ 19,000